Retirement Benefit Plans - Summary of Actuarial Assumption Sensitivities (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	25 bps increase
Increase (decrease) in defined benefit obligation	£ (573)	£ (662)
Percentage of reasonably possible increase in actuarial assumption	0.25%
Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	25 bps increase
Increase (decrease) in defined benefit obligation	£ 411	480
Percentage of reasonably possible increase in actuarial assumption	0.25%
Actuarial assumption of expected rates of inflation | Previously stated
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation		365
Actuarial assumption of mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	Each additional year of longevity assumed
Increase (decrease) in defined benefit obligation	£ 453	£ 515